Liquidity risk - Assets Pledged as Security (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Risk Management [Abstract]
Trade receivables	SFr 145.8	SFr 43.4
Inventory	285.2	234.9
Assets pledged	SFr 431.0	SFr 278.3